Tax (Tables)	6 Months Ended
Jun. 30, 2018
Reconciliation of taxes computed at the Swiss statutory rate
Tax expense reconciliation
in	2Q18
CHF million
Income tax expense computed at the Swiss statutory tax rate of 22%	231
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(1)
Other non-deductible expenses	120
Changes in deferred tax valuation allowance	13
Lower taxed income	(34)
(Windfall tax benefits)/shortfall tax charges on share-based compensation	(5)
Other	74
Income tax expense	398

Effective tax rate	Effective tax rate
in	2Q18	1Q18	2Q17	6M18	6M17
Effective tax rate (%)	37.8	34.3	47.4	36.1	28.3

Net deferred tax assets
Net deferred tax assets
end of	2Q18	1Q18
Net deferred tax assets (CHF million)
Deferred tax assets	5,191	5,228
of which net operating losses	1,798	2,046
of which deductible temporary differences	3,393	3,182
Deferred tax liabilities	(567)	(461)
Net deferred tax assets	4,624	4,767

Bank
Reconciliation of taxes computed at the Swiss statutory rate
Effective tax rate
in	6M18	6M17
Effective tax rate (%)	33.3	33.5
Tax expense reconciliation
in	6M18
CHF million
Income tax expense computed at the statutory tax rate of 22%	415
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	4
Other non-deductible expenses	171
Changes in deferred tax valuation allowance	25
Lower taxed income	(60)
(Windfall tax benefits)/shortfall tax charges on share-based compensation	(5)
Other	79
Income tax expense	629

Net deferred tax assets
Net deferred tax assets
end of	6M18	2017
Net deferred tax assets (CHF million)
Deferred tax assets	5,114	5,457
of which net operating losses	1,782	2,200
of which deductible temporary differences	3,332	3,257
Deferred tax liabilities	(255)	(152)
Net deferred tax assets	4,859	5,305